Oil and Natural Gas Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Oil and Natural Gas Properties [Abstract]
OIL AND NATURAL GAS PROPERTIES

NOTE 6. OIL AND NATURAL GAS PROPERTIES

	June 30,	December 31,
	2025	2024
Evaluated oil and natural gas properties – cost	$6,933,071	$6,933,071
Accumulated depletion and impairment	(6,450,162)	(6,142,978)
Oil and natural gas properties, net	$482,909	$790,093

The Company had no unevaluated properties at June 30, 2025 and December 31, 2024.

The Company recorded depletion expense in the amounts of $307,184 and $403,183 for the six months ended June 30, 2025 and 2024, respectively. There were no ceiling test impairments recorded during the six months ended June 30, 2025 and the year ended December 31, 2024.

NOTE 6. OIL AND NATURAL GAS PROPERTIES

	December 31,	December 31,
	2024	2023
Evaluated oil and natural gas properties – cost	$6,933,071	$6,368,179
Accumulated depletion and impairment	(6,142,978)	(5,426,488)
Oil and natural gas properties, net	$790,093	$941,691

The Company had no unevaluated properties at December 31, 2024, and 2023.

The Company recorded depletion expense in the amounts of $716,490 and $767,401 during the years ended December 31, 2024, and 2023, respectively. There were no ceiling test impairments recorded during the years ended December 31, 2024 and 2023.

Additions

During the year ended December 31, 2024, the Company incurred approximately $31,000 of cost primarily associated with staking various locations in Chaves County, New Mexico, approximately $123,000 of costs associated with the evaluation of a new field gathering system, approximately $584,000 of costs related to revision to estimated plugging and abandonment costs and plugging and abandonment costs in excess of liability recorded for asset retirement obligations during the year ended December 31, 2024, and approximately $20,000 on other producing property related costs.

Disposals

In June 2024, the Company assigned interest in certain properties located in Chaves County, New Mexico to Earnest Producing Corporation (“Earnest”), an entity controlled by Joel Solis, the Company’s chairman. The amount recorded as a deduction of Evaluated oil and natural gas properties – cost was $193,229. This was based on a $166,449 fair value calculated for the properties and assumption of the asset retirement obligations by Earnest. At the time of the assignment, the asset retirement costs recorded on the Company’s consolidated balance sheets associated with these properties was $26,780. (See NOTE 9. RELATED PARTY TRANSACTIONS)